Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Components of Intangible Assets
The following is a summary of the components of intangible assets and the related accumulated amortization.:

	September 30, 2021			December 31, 2020
Intangible Assets (in thousands)	Amount	Accumulated Amortization	Net Carrying Value	Amount	Accumulated Amortization	Net Carrying Value
Franchise agreements	$24,839	$2,809	$22,030	$24,839	$147	$24,692
Trade names / trademarks	83,060	2,191	80,869	83,033	115	82,918
Liquor license	235	—	235	235	—	235
Reef Kitchens license agreement	8,882	703	8,179	8,882	37	8,845
VegeFi product	135	11	124	135	1	134

	$117,151	$5,714	$111,437	$117,124	$300	$116,824

The following is a summary of the components of intangible assets and the related amortization expense:

	Successor December 31, 2020			Predecessor December 31, 2019
Intangible Assets at December 31, 2020 (in thousands)	Amount	Accumulated Amortization	Net Carrying Value	Amount	Accumulated Amortization	Net Carrying Value
Franchise agreements	$24,839	$147	$24,692	$—	$—	$—
Trade names / trademarks	83,033	115	82,918	25	—	25
Liquor license	235	—	235	210	—	210
Reef Kitchens license agreement	8,882	37	8,845	—	—	—
VegeFi product	135	1	134	—	—	—

	$117,124	$300	$116,824	$235	$—	$235

Summary of Components of Related Amortization Expense	The estimated aggregate amortization expense for intangible assets over the next five years ending December 31 and thereafter is as follows:

(in thousands)
Remainder of 2021	$1,804
2022	7,219
2023	7,219
2024	7,219
2025	7,219
2026 and thereafter	80,522

Total	$111,202

The estimated aggregate amortization expense for intangible assets over the next five years ending December 31 and thereafter is as follows:

(in thousands):	Successor
2021	$7,218
2022	7,218
2023	7,218
2024	7,218
2025	7,218
Thereafter	80,499

Total	116,589